Annual Fund Operating Expenses	Apr. 30, 2026
Investor Shares | FAM Value Fund | FAM Value Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.01%	[1]
Net Expenses (as a percentage of Assets)	1.18%
Investor Shares | SUMMARY SECTION | FAM Dividend Focus Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.22%	[2]
Investor Shares | FAM Small Cap Fund | FAM Small Cap Fund Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.25%	[3]
Institutional | FAM Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Institutional | FAM Value Fund | FAM Value Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.13%	[4],[5]
Fee Waiver or Reimbursement	(0.13%)	[4]
Net Expenses (as a percentage of Assets)	1.00%	[4]
Institutional | SUMMARY SECTION | FAM Dividend Focus Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.22%	[6],[7]
Fee Waiver or Reimbursement	(0.11%)	[6]
Net Expenses (as a percentage of Assets)	1.11%	[6]
Institutional | FAM Small Cap Fund | FAM Small Cap Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.15%	[8]

[1]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the prospectus, which does not include “Acquired Fund Fees and Expenses.”
[2]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the prospectus, which does not include “Acquired Fund Fees and Expenses.”
[3]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the prospectus, which does not include “Acquired Fund Fees and Expenses.”
[4]	The Advisor has contractually agreed, until May 1, 2027 to waive fees and/or reimburse the Fund certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses for Institutional Shares at 0.99%. The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation Agreement provided that such repayment does not cause the Net Fund Operating Expenses for Institutional Shares to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense. This Expense Limitation Agreement may only be amended or terminated by the Fund’s Board of Trustees.
[5]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the Prospectus, which does not include “Acquired Fund Fees and Expenses.”
[6]	As of the date of this Prospectus, the Institutional Class of the FAM Dividend Focus Fund has not commenced operations. Prior to the Institutional Class commencing operations, the Advisor contractually agreed, until May 1, 2027, to waive fees and/or reimburse the Fund certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses for Institutional Shares at 1.10%. The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation Agreement provided that such repayment does not cause the Net Fund Operating Expenses for Institutional Shares to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense. This Expense Limitation Agreement may only be amended or terminated by the Fund’s Board of Trustees.
[7]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the Prospectus, which does not include “Acquired Fund Fees and Expenses.”
[8]	The “Total Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the prospectus, which does not include “Acquired Fund Fees and Expenses.”